Certain Risks And Concentrations	12 Months Ended
Dec. 31, 2011
Certain Risks And Concentrations [Abstract]
Certain Risks And Concentrations

19. Certain risks and concentrations

     The Company's financial instruments that are exposed to concentration of credit risk primarily consist of cash and cash equivalents and accounts and notes receivables. Cash and cash equivalents are deposited with various creditworthy financial institutions, and therefore the Company believes it is not exposed to any significant credit risk related to cash and cash equivalents. Concentrations of credit risk with respect to accounts and notes receivables are generally limited due to the large number of franchisees comprising the Company's franchise base.

     All the Company's operations are concentrated in Latin America and the Caribbean. As a result, the Company's financial condition and results of operations depend, to a significant extent, on macroeconomic and political conditions prevailing in the region. See Note 21 for additional information pertaining to the Company's Venezuelan operations.